Organization and Nature of Business	1 Months Ended
Jun. 30, 2018
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Organization and Nature of Business

Note 1 – ORGANIZATION AND NATURE OF BUSINESS

Uranium Trading Corporation (the “Company”) was incorporated June 4, 2018 in the State of Delaware for the purpose of investing and trading Uranium products. The Company is located in El Segundo, CA and plans to begin operations in the third quarter of 2018.